UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     November 20, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $463,752 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO          CL A            002896207    12245   151731 SH       SOLE                   151731
ADVANCED ANALOGIC TECHNOLOGI    COM             00752J108      481    45195 SH       SOLE                    45195
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105    11521   180015 SH       SOLE                   180015
ANADIGICS INC                   COM             032515108    20883  1155049 SH       SOLE                  1155049
APPLE INC                       COM             037833100    35312   230088 SH       SOLE                   230088
ASE TEST LTD                    ORD             Y02516105    17615  1225845 SH       SOLE                  1225845
AT&T INC                        COM             00206R102    20071   474374 SH       SOLE                   474374
BAIDU COM INC                   SPON ADR REP A  056752108    17250    59556 SH       SOLE                    59556
BROCADE COMMUNICATIONS SYS I    COM NEW         111621306     8317   971591 SH       SOLE                   971591
CISCO SYS INC                   COM             17275R102     4919   148473 SH       SOLE                   148473
CROCS INC                       COM             227046109    15978   237594 SH       SOLE                   237594
DECKERS OUTDOOR CORP            COM             243537107    15674   142753 SH       SOLE                   142753
DOMINOS PIZZA INC               COM             25754A201     3904   235334 SH       SOLE                   235334
E M C CORP MASS                 COM             268648102     5615   269931 SH       SOLE                   269931
ELBIT MEDICAL IMAGING LTD       ORD             M37605108     1582    33303 SH       SOLE                    33303
ENDEAVOR ACQUISITION CORP       COM             292577103     5490   463304 SH       SOLE                   463304
GAP INC DEL                     COM             364760108     8782   476238 SH       SOLE                   476238
GOOGLE INC                      CL A            38259P508    32514    57316 SH       SOLE                    57316
HASBRO INC                      COM             418056107     9998   358595 SH       SOLE                   358595
HEWLETT PACKARD CO              COM             428236103    36982   742769 SH       SOLE                   742769
LORAL SPACE & COMMUNICATNS L    COM             543881106     2666    67071 SH       SOLE                    67071
MACYS INC                       COM             55616P104     6076   187989 SH       SOLE                   187989
MAGMA DESIGN AUTOMATION         COM             559181102      778    55271 SH       SOLE                    55271
METROPCS COMMUNICATIONS INC     COM             591708102     5368   196788 SH       SOLE                   196788
MICROSTRATEGY INC               CL A NEW        594972408     3585    45191 SH       SOLE                    45191
MONOLITHIC PWR SYS INC          COM             609839105     4592   180788 SH       SOLE                   180788
NAVTEQ CORP                     COM             63936L100    10543   135216 SH       SOLE                   135216
NII HLDGS INC                   CL B NEW        62913F201     4468    54393 SH       SOLE                    54393
NOKIA CORP                      SPONSORED ADR   654902204    52480  1383607 SH       SOLE                  1383607
OMNITURE INC                    COM             68212S109     5619   185309 SH       SOLE                   185309
OMNIVISION TECHNOLOGIES INC     COM             682128103    11365   500008 SH       SOLE                   500008
PRICELINE COM INC               COM NEW         741503403     8745    98530 SH       SOLE                    98530
RESEARCH IN MOTION LTD          COM             760975102    38303   388666 SH       SOLE                   388666
SIGMA DESIGNS INC               COM             826565103    15593   323234 SH       SOLE                   323234
SILICONWARE PRECISION INDS L    SPONSD ADR SPL  827084864      124    10275 SH       SOLE                    10275
SINA CORP                       ORD             g81477104     7203   150541 SH       SOLE                   150541
VERIGY LTD                      SHS             Y93691106     1111    44964 SH       SOLE                    44964